Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Operations and Comprehensive (Loss)/Income - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Selling expenses	$ (811,129)
General and administrative expenses	(1,496,239)
Other income	161,408
Share of loss in subsidiaries and VIEs	(24,315,847)	(5,898,535)	3,677,813
Income/(Loss) before income tax provision	(26,461,807)	(5,898,535)	3,677,813
Provision for income tax
Net Income/(loss)	$ (26,461,807)	$ (5,898,535)	$ 3,677,813